SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Accounts Payable and Accruals) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accounts payable:
Overseas	$ 2,814	$ 4,250
In Israel	679	1,333
Trade	3,493	5,583
Other:
Payroll and related expenses	523	1,993
Accrued expenses	372	707
Accrual for vacation and recreation pay	310	431
Other	538	0
Other	$ 1,743	$ 3,131